Fair values of financial instruments - Movement in the loss allowance account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets at beginning of period	$ 411,059	$ 22,490
Impairment losses recognized during the year	110,114	386,387
Exchange differences	(2,205)	2,182
Allowance account for credit losses of financial assets at end of period	$ 518,968	$ 411,059